Quarterly Holdings Report
for
Fidelity Freedom® Income Fund
December 31, 2024
FRI-NPRT3-0325
1.811331.120
Bond Funds - 67.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	51,456,154	497,066,447
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	155,738	1,147,786
Fidelity Series Emerging Markets Debt Fund (b)	1,601,588	12,652,543
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	447,366	3,824,978
Fidelity Series Floating Rate High Income Fund (b)	209,121	1,882,086
Fidelity Series High Income Fund (b)	1,511,350	13,012,722
Fidelity Series International Credit Fund (b)	319,712	2,637,625
Fidelity Series International Developed Markets Bond Index Fund (b)	13,289,009	115,348,598
Fidelity Series Investment Grade Bond Fund (b)	92,101,088	909,958,752
Fidelity Series Long-Term Treasury Bond Index Fund (b)	11,254,113	59,759,340
Fidelity Series Real Estate Income Fund (b)	244,074	2,396,805
TOTAL BOND FUNDS (Cost $1,751,366,628)		1,619,687,682

Domestic Equity Funds - 11.5%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	781,692	9,786,782
Fidelity Series Blue Chip Growth Fund (b)	1,395,596	27,688,625
Fidelity Series Commodity Strategy Fund (b)	55,569	4,787,790
Fidelity Series Growth Company Fund (b)	2,101,524	50,373,538
Fidelity Series Intrinsic Opportunities Fund (b)	759,266	8,071,001
Fidelity Series Large Cap Stock Fund (b)	2,146,519	49,262,621
Fidelity Series Large Cap Value Index Fund (b)	903,605	14,737,799
Fidelity Series Opportunistic Insights Fund (b)	1,246,310	30,148,247
Fidelity Series Small Cap Core Fund (b)	125,058	1,526,953
Fidelity Series Small Cap Discovery Fund (b)	408,104	4,440,170
Fidelity Series Small Cap Opportunities Fund (b)	756,567	11,068,579
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,421,122	33,169,365
Fidelity Series Value Discovery Fund (b)	1,961,903	30,409,491
TOTAL DOMESTIC EQUITY FUNDS (Cost $184,607,371)		275,470,961

International Equity Funds - 10.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	929,590	14,575,967
Fidelity Series Emerging Markets Fund (b)	2,176,993	18,896,299
Fidelity Series Emerging Markets Opportunities Fund (b)	4,166,209	76,324,947
Fidelity Series International Growth Fund (b)	2,125,456	37,046,699
Fidelity Series International Small Cap Fund (b)	2,015,740	32,654,991
Fidelity Series International Value Fund (b)	3,132,601	37,340,604
Fidelity Series Overseas Fund (b)	2,776,987	37,322,705
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $183,555,827)		254,162,212

Short-Term Funds - 2.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $47,047,461)	4,738,131	47,286,544

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025 (d)	4.58	70,000	69,884
US Treasury Bills 0% 1/2/2025	4.52 to 4.55	110,000	110,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	3,470,000	3,461,408
US Treasury Bills 0% 1/30/2025 (d)	4.45	2,530,000	2,521,676
US Treasury Bills 0% 1/9/2025 (d)	4.58	170,000	169,861
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,331,178)			6,332,829

Money Market Funds - 8.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.36	2,330,736	2,331,202
Fidelity Series Government Money Market Fund (b)(f)	4.58	193,324,640	193,324,641
TOTAL MONEY MARKET FUNDS (Cost $195,655,843)			195,655,843

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,368,564,308)	2,398,596,071
NET OTHER ASSETS (LIABILITIES) - 0.0%	953,935
NET ASSETS - 100.0%	2,399,550,006

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	174	Mar 2025	19,727,250	(653,885)	(653,885)
ICE MSCI Emerging Markets Index Contracts (United States)	559	Mar 2025	30,012,710	(1,039,319)	(1,039,319)

TOTAL EQUITY CONTRACTS					(1,693,204)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	598	Mar 2025	65,032,500	(574,563)	(574,563)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	104	Mar 2025	11,055,688	(43,204)	(43,204)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	194	Mar 2025	22,085,688	(547,807)	(547,807)

TOTAL INTEREST RATE CONTRACTS					(1,165,574)

TOTAL PURCHASED					(2,858,778)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	156	Mar 2025	46,298,850	1,503,073	1,503,073

TOTAL FUTURES CONTRACTS					(1,355,705)
The notional amount of futures purchased as a percentage of Net Assets is 6.2%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,953,498.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,981,401	46,296,895	46,947,072	130,837	(22)	-	2,331,202	2,330,736	0.0%
Total	2,981,401	46,296,895	46,947,072	130,837	(22)	-	2,331,202	2,330,736

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	417,930,885	171,975,382	93,609,990	14,070,525	(1,725,982)	2,496,152	497,066,447	51,456,154
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,033,326	371,361	196,128	41,842	(26,212)	(34,561)	1,147,786	155,738
Fidelity Series All-Sector Equity Fund	6,551,072	3,722,402	1,373,691	635,360	103,599	783,400	9,786,782	781,692
Fidelity Series Blue Chip Growth Fund	18,257,568	10,000,972	5,424,959	2,256,474	470,581	4,384,463	27,688,625	1,395,596
Fidelity Series Canada Fund	13,788,134	3,951,358	5,523,974	434,854	1,610,608	749,841	14,575,967	929,590
Fidelity Series Commodity Strategy Fund	13,870,055	11,334,767	17,760,010	605,373	(8,801,135)	6,144,113	4,787,790	55,569
Fidelity Series Emerging Markets Debt Fund	10,964,427	4,309,809	2,145,515	520,582	(328,150)	(148,028)	12,652,543	1,601,588
Fidelity Series Emerging Markets Debt Local Currency Fund	3,547,246	1,339,104	764,498	177,009	(68,732)	(228,142)	3,824,978	447,366
Fidelity Series Emerging Markets Fund	22,692,589	6,672,602	11,224,450	529,319	487,473	268,085	18,896,299	2,176,993
Fidelity Series Emerging Markets Opportunities Fund	91,083,847	24,654,602	49,137,040	1,567,419	10,175,042	(451,504)	76,324,947	4,166,209
Fidelity Series Floating Rate High Income Fund	1,684,651	594,371	378,414	128,683	(19,866)	1,344	1,882,086	209,121
Fidelity Series Government Money Market Fund	167,620,084	70,332,512	44,627,955	7,501,406	-	-	193,324,641	193,324,640
Fidelity Series Growth Company Fund	34,137,435	19,305,588	10,682,476	5,872,289	820,584	6,792,407	50,373,538	2,101,524
Fidelity Series High Income Fund	11,328,355	4,295,628	2,548,473	657,213	(146,814)	84,026	13,012,722	1,511,350
Fidelity Series International Credit Fund	2,002,635	786,741	65,901	117,465	4,460	(90,310)	2,637,625	319,712
Fidelity Series International Developed Markets Bond Index Fund	80,419,898	53,914,845	16,022,683	3,594,054	(1,154,102)	(1,809,360)	115,348,598	13,289,009
Fidelity Series International Growth Fund	38,941,967	11,095,140	16,163,815	1,538,223	5,940,174	(2,766,767)	37,046,699	2,125,456
Fidelity Series International Small Cap Fund	31,243,162	9,863,018	8,471,031	3,059,512	1,820,225	(1,800,383)	32,654,991	2,015,740
Fidelity Series International Value Fund	39,127,191	11,362,156	15,494,704	1,684,979	4,480,820	(2,134,859)	37,340,604	3,132,601
Fidelity Series Intrinsic Opportunities Fund	6,334,345	3,757,514	1,432,711	943,051	39,712	(627,859)	8,071,001	759,266
Fidelity Series Investment Grade Bond Fund	804,983,532	310,217,072	170,706,277	30,095,906	(15,198,503)	(19,337,072)	909,958,752	92,101,088
Fidelity Series Large Cap Stock Fund	32,132,965	18,847,853	8,281,400	3,562,574	708,822	5,854,381	49,262,621	2,146,519
Fidelity Series Large Cap Value Index Fund	10,015,460	6,221,349	2,714,289	432,706	207,388	1,007,891	14,737,799	903,605
Fidelity Series Long-Term Treasury Bond Index Fund	69,633,219	27,492,045	27,528,909	1,750,719	(12,470,019)	2,633,004	59,759,340	11,254,113
Fidelity Series Opportunistic Insights Fund	20,315,830	9,677,055	4,950,448	1,899,611	573,431	4,532,379	30,148,247	1,246,310
Fidelity Series Overseas Fund	39,045,927	11,111,408	15,244,767	829,602	4,049,963	(1,639,826)	37,322,705	2,776,987
Fidelity Series Real Estate Income Fund	2,039,392	741,407	410,698	121,692	(792)	27,496	2,396,805	244,074
Fidelity Series Short-Term Credit Fund	42,548,718	13,130,414	8,980,221	1,479,082	7,355	580,278	47,286,544	4,738,131
Fidelity Series Small Cap Core Fund	723,127	862,944	76,454	17,692	5,035	12,301	1,526,953	125,058
Fidelity Series Small Cap Discovery Fund	2,710,952	2,720,015	583,078	339,612	9,123	(416,842)	4,440,170	408,104
Fidelity Series Small Cap Opportunities Fund	9,371,026	5,597,317	4,635,551	1,060,359	305,907	429,880	11,068,579	756,567
Fidelity Series Stock Selector Large Cap Value Fund	22,467,682	17,474,694	7,649,469	3,063,286	469,603	406,855	33,169,365	2,421,122
Fidelity Series Value Discovery Fund	20,089,162	15,727,385	6,609,731	1,186,590	369,369	833,306	30,409,491	1,961,903
	2,088,635,864	863,460,830	561,419,710	91,775,063	(7,281,033)	6,536,089	2,389,932,040	403,038,495

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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